Long Term Debt - Ocean Rig Notes (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			4 Months Ended	9 Months Ended			3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	May 13, 2014 7.25% Ocean Rig Senior Unsecured Notes	Apr. 27, 2011 Ocean Rig's Senior Notes 9.5% Ocean Rig Senior Unsecured Notes	Sep. 20, 2012 Ocean Rig's Senior Notes 6.5% Drill Rigs Senior Secured Notes	Dec. 31, 2016 Ocean Rig's Senior Notes 6.5% Drill Rigs Senior Secured Notes	Sep. 30, 2016 Ocean Rig's Senior Notes 6.5% Drill Rigs Senior Secured Notes	Mar. 26, 2014 Ocean Rig's Senior Notes 7.25% Ocean Rig Senior Unsecured Notes	Jun. 30, 2014 Ocean Rig's Senior Notes 7.25% Ocean Rig Senior Unsecured Notes	Sep. 20, 2012 Senior Secured Credit Facility Repaid 6.5% Drill Rigs Senior Secured Notes
Principal amount of senior unsecured notes				$ 500,000	$ 800,000			$ 500,000		$ 1,040,000
Senior notes interest rate				9.50%	6.50%			7.25%
Proceeds from issuance of senior notes				487,500	781,965			493,625
Redemption Price Of Senior Note As Percentage Of Principal Amount			104.50%	100.00%	101.00%	100.00%	103.25%	101.00%	105.375%
Senior notes payable									37,700
Amortization of convertible notes discount	23,658	20,883
Interest expense and debt amortization cost	172,178	119,366
Amount used for repayment of debt									$ 462,300